As filed with the Securities and Exchange Commission on December 10, 2009
1933 Act Registration No. 333-36304
1940 Act Registration No. 811-08517

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

POST-EFFECTIVE AMENDMENT NO. 48 /X/

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

AMENDMENT NO. 213 /X/

Lincoln Life Variable Annuity Account N
(Exact Name of Registrant)

Lincoln ChoicePlus Bonus, Lincoln ChoicePlus II Bonus, and
 Lincoln ChoicePlus Assurance (Bonus)

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, Indiana 46801
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, Including Area Code: (260) 455-2000

Dennis L. Schoff, Esquire
The Lincoln National Life Insurance Company
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801
(Name and Address of Agent for Service)

Copy to:
Ronald R. Bessette, Esquire
The Lincoln National Life Insurance Company
One Granite Place
Concord, NH 03301

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:
/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/ / on ___________ pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/x/ on February 8, 2010, pursuant to paragraph (a)(1) of Rule 485

Title of Securities being registered: Interests in a separate account under individual flexible payment deferred variable annuity contracts.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Variable Annuity Account N
ChoicePlus Assurance (Bonus)

Supplement to the May 1, 2009 Prospectus, as supplemented

This Supplement outlines a change to the Lincoln ChoicePlus Assurance (Bonus) variable annuity prospectus that will be applicable to contracts issued on or after _______, 2010. Briefly, that change allows a recapture from death benefits of any bonus credits added to the contract within twelve months prior to the date of death of the contractowner or annuitant or after the date of death until such time as the death benefit claim is approved by the Company. Recapture of the bonus credits may result in a change in the calculation of the death benefit.

Expenses for contracts offering a bonus or persistency credit may be higher. Because of this, the amount of the bonus or persistency credits may, over time, be offset by additional fees and charges. Thus contractowners may be better off purchasing a variable annuity that does not offer a bonus credit due to the offsetting fees and charges. Lincoln Life may profit from one or more of the fees and charges deducted under the contract. Please refer to the May 1, 2009 prospectus for a discussion of all other provisions of your annuity contract that are not discussed in this Supplement. This Supplement is for informational purposes and requires no action on your part.

The bonus credit recapture provision will allow Lincoln Life to recapture from death benefits any bonus credit granted with respect to purchase payments received under the contract within twelve months prior to the contractowner’s or annuitant’s date of death  and any bonus credit granted with respect to purchase payments received under the contract after the contractowner’s or annuitant’s date of death until such time as the death benefit claim is approved by us (unless a surviving spouse beneficiary elects to continue the contract as the contractowner).

EXPENSE TABLES. The following table provides additional information to the Expense Tables listed in your prospectus.

The next table describes the recapture from death benefits of bonus credits granted with respect to purchase payments received under the contract within twelve months prior to the contractowner’s or annuitant’s date of death and bonus credits granted with respect to purchase payments received under the contract after the contractowner’s or annuitant’s date of death until such time as the death benefit claim is approved by us (unless a surviving spouse beneficiary elects to continue the contract as the contractowner):

•	Percent of bonus credits recaptured 100%

The Contracts – Bonus Credits. The paragraph entitled Bonus Credits in The Contracts section of your prospectus is deleted and replaced with the following:

Bonus Credits

In some states, the term bonus credit may be referred to as value enhancement or a similar term in the contract. For each purchase payment made into the contract, we will credit the contract with a bonus credit. The amount of the bonus credit will be added to the value of the contract at the same time and allocated in the same percentage as the purchase payment. The amount of the bonus credit is calculated as a percentage of the purchase payment made. The amount of any bonus credit applied to the contract will be noted on the confirmation sent after each purchase payment. The bonus credit percentage will be applied to the Contracts according to the following table:

Owner’s Investment	Bonus Credit % of Purchase Payments
$0 to $99,999	3%
$100,000 to $999,999	4%
$1,000,000 or greater	5%

The Owner’s Investment is defined as the sum of:

1.
the current contract value (including the contract value of the contract into which the purchase payment is being added) as of the most recent valuation date prior to the date the purchase payment is submitted to us for any individual, nonqualified Lincoln Life variable annuity contracts owned by you, your spouse or your children under the age of 21, as well as any other Lincoln Life variable annuity contracts that may be made available by us in the future for this purpose; plus

2.	the amount of the current purchase payment made into the contract.

If contractowner or their spouse, or any of their children under the age of 21 are the named annuitant under any contract under (1) above and the owner is a non-natural owner (for example: a corporation or a trust) , then these contract values may be used in the calculation of the Owner’s Investment for non-qualified contracts.

At the time each purchase payment is made, you are responsible for providing us with the current contract values of individual Lincoln Life nonqualified variable annuity contracts that you, your spouse or children under the age of 21 own in order to be included in the calculation of the Owner’s Investment. You or your broker dealer representative may ascertain the current contract values for those contracts by contacting us through the telephone, internet or other electronic means. You or your broker dealer representative may then indicate the amount of contract values that may be used in calculating the amount of the Owner’s Investment when submitting the purchase payment to us. If upon review of the current contract values provided to us we determine that the amounts are inaccurate, we will contact you and request written documentation be provided to substantiate the amount of the contract values provided by you or your broker dealer representative.  See Exhibit A attached to this supplement for a listing of all Lincoln Life variable annuity contracts eligible to be included in the Owner’s Investment. We reserve the right to add or remove annuity contracts as being eligible to be included in the Owner’s Investment as our business needs may dictate but no more often than on an annual basis. If we make a change to the eligible annuity contracts listing we will notify you by updating the prospectus.

Following is an example of how the bonus credit may be increased by including additional contract value under the Owner’s Investment provision:

1/1/09 Initial purchase payment into this bonus contract:	$ 75,000
Contract value of your spouse’s Lincoln Life variable annuity contract as of 12/31/08 (originally purchased in 2006 for $45,000):	$ 50,000
Total Owner’s Investment on which your bonus credit percentage is based:	$125,000

By including the contract value of your spouse’s contract, as allowed under the Owner’s Investment provision described above, your initial purchase payment qualifies for a 4% bonus credit (instead of a 3% bonus credit), and your contract value is as follows:

1/1/09 Initial purchase payment into this bonus contract:	$ 75,000
4% bonus credit (4% x $75,000):	$ 3,000
Your initial contract value with 4% bonus credit:	$ 78,000

Tax qualified annuity contracts (including IRAs) cannot be used when determining the amount of the Owner’s Investment. Inclusion of qualified contracts could result in loss of the tax qualified status or tax penalties. It is your responsibility to provide us with contract values for only nonqualified contracts.

During the first contract year if you make any purchase payment(s) after the initial purchase payment (“subsequent purchase payment”), we may add a bonus credit (“additional bonus credit”) to the contract that is in addition to any bonus credit that was previously added to the contract and the bonus credit (“subsequent bonus credit”) that is added due to the subsequent purchase payment. The additional bonus credit will be added to the contract if the subsequent purchase payment increases the Owner’s Investment to a dollar level that qualifies for a higher bonus credit percentage than the bonus credit percentage that any prior purchase payments qualified for. The additional bonus credit will be added to your contract at the time the subsequent purchase payment is made. The bonus credit percentage for the additional bonus credit will be the difference between the higher bonus credit percentage that the subsequent purchase payment qualifies for and the bonus credit percentage that the prior purchase payments qualified for. We will then multiply the sum of all prior first year purchase payments by this bonus credit percentage to determine the amount of the additional bonus credit. You may receive more than one additional bonus credit during the first contract year as we will add an additional bonus credit anytime a subsequent purchase payment increases the amount of the total purchase payments to an amount that qualifies for a higher bonus credit percentage.

The following example shows how a subsequent purchase payment added to a contract in the first contract year will affect your contract value:

1/1/2010 Initial purchase payment into your contract:	$75,000
Contract value of your spouse’s Lincoln Life variable annuity contract as of 12/31/09 (originally purchased in 2006 for $45,000):	$50,000
Total Owner’s Investment of $125,000 ($75,000 + $50,000) qualifies for a 4% initial bonus credit (4% x $75,000):	$ 3,000
1/1/2010 Contract value after initial purchase payment and initial bonus credit ($75,000 + $3,000):	$ 78,000
6/30/2010 Contract value of your contract:	$100,000
6/30/2010 Contract value of your spouse’s Lincoln Life variable annuity:	$ 75,000
6/30/2010 Subsequent purchase payment into your contract:	$850,000
Owner’s Investment on which the bonus credit percentage for the subsequent purchase payment is based ($850,000 subsequent purchase payment + $75,000 contract value of spouse’s variable annuity contract + $100,000 contract value) qualifies for a 5% subsequent bonus credit:	$1,025,000
Amount of subsequent bonus credit ($850,000 x 5%):	$ 42, 500
Total of subsequent purchase payment plus subsequent bonus credit $42,500 + $850,000):	$892,500
Contract value after addition of subsequent purchase payment and subsequent bonus credit ($100,000 + $892,500):	$992,500
Additional bonus credit is 1% applied to initial purchase payment ((5% -4%) x $75,000 initial payment):	$ 750
Contract value after initial, subsequent and additional bonus credits and subsequent purchase payment are applied:	$993,250

The subsequent purchase payment plus the current contract value and spouse’s contract value in her annuity raises the Owner’s Investment to over $1,000,000 and thus entitles the contractowner to a 5% subsequent bonus credit for the subsequent purchase payment. Due to the Owner’s Investment increasing to a level that entitles the contractowner to a bonus credit percentage which is higher than the bonus credit percentage applied to the initial purchase payments, an additional 1% bonus credit is applied to the $75,000 initial purchase payment (difference between the bonus credit percentage of 5% for the subsequent purchase payment and the bonus credit percentage of 4% for the initial purchase payments).

Bonus Credit Recapture

We will recapture from death benefits any bonus credit granted with respect to purchase payments received under the contract within twelve months prior to the contractowner’s or annuitant’s date of death and any bonus credit granted with respect to purchase payments received under the contract after the contractowner’s or annuitant’s date of death until such time as the death benefit claim is approved by us (unless a surviving spouse beneficiary elects to continue the contract as the contractowner). The recapture will result in a reduction of the applicable death benefit by the dollar amount of the recaptured bonus credit(s) on the valuation date the payment of the death claim is approved. The recapture amount is 100% of any bonus credit added to the contract within twelve months prior to the date of death of the contractowner or annuitant and 100% of any bonus credit added to the contract after the date of death of the contractowner or annuitant until such time as the death benefit claim is approved by us. The bonus credit will not be recaptured if the death of the contractowner or annuitant occurs more than twelve months after a purchase payment is made. This recapture applies to all death benefit options.  Bonus credits will not be subject to recapture once annuity payouts begin except for death benefits payable under i4LIFE® Advantage, which is the only annuity payout option that provides a death benefit.

Contractowners will retain any investment gains attributable to recaptured bonus credits and will absorb the impact of any loss attributable to the bonus credits as only the dollar amount of the bonus credit will be forfeited upon recapture. A surrender charge will not apply and will not be imposed in any situation where a bonus credit is recaptured

Following is an example of how the recapture of a bonus credit affects your death benefit. The example is based on these assumptions:

•	you have elected the Guarantee of Principal Death Benefit;
•	your current contract value is $186,000;
•	we have added bonus credits in the amount of $6,000 to your contract within the past twelve months;
•	you made a withdrawal of $10,000 when the contract value was $170,000;
•	the sum of all purchase payments made into the contract equals $160,000.

The Guarantee of Principal Death Benefit is the greatest of (1) the current contract value as of the valuation date the death claim is approved, minus any bonus credits granted with respect to purchase payments received under the contract within twelve months prior to the contractowner’s or annuitant’s date of death and minus any bonus credits granted with respect to purchase payments received under the contract after the contractowner’s or annuitant’s date of death until such time as the death benefit claim is approved by us, or (2) the sum of all purchase payments decreased by withdrawals in the same proportion that withdrawals reduced the contract value. In this example, the contract value minus the bonus credit is $180,000 ($186,000 - $6,000). The withdrawal reduced the contract value by 5.9% ($10,000/$170,000). The sum of all purchase payments is reduced by $9,440 which is 5.9%.Thus the sum of all purchase payments reduced proportionally by the withdrawal is $150,560 which is less than $180,000 the current contract value minus the bonus credit. The death benefit paid equals $180,000.

If your spouse is the sole beneficiary and assumes ownership of the contract, bonus credits included in the contract value assumed by the spouse will not be recaptured. Continuing the prior example:

•	your spouse has assumed ownership of the balance of the contract;
•	bonus credits in the amount of $6,000 have been added to your contract within the past twelve months; and
•	the death benefit equals $186,000.

Spouse’s portion of death benefit	$186,000
No recapture of bonus credits	$ - 0
Total contract value assumed by the spouse	$186,000

If there are multiple beneficiaries and your surviving spouse assumes ownership of the contract, bonus credits included in the surviving spouse’s proportional share of the death benefit will not be recaptured. Death benefits paid to any other beneficiaries may reflect the recapture of a proportional share of bonus credits depending upon the death benefit in effect.  Continuing the prior example:

•	your spouse and your son are both beneficiaries (spouse 75%; son 25%);
•	your spouse has assumed ownership of the balance of the contract;
•	we have added bonus credits in the amount of $6,000 to your contract within the past twelve months; and
•	the death benefit before bonus credit recapture equals $186,000.

Son’s portion of death benefit ($186,000 x 25%)	$ 46,500
Recapture of bonus credits ($6,000 x 25%)	$ -1,500
Total death benefit payable to son	$ 45,000

Spouse’s portion of death benefit ($186,000 x 75%)	$139,500
No recapture of bonus credits	$ - 0
Total contract value assumed by the spouse	$139,500

Refer to the death benefit section of the prospectus for detailed information about specific death benefit options.

We offer a variety of variable annuity contracts. The amount of the bonus credit may be more than offset by higher charges associated with the bonus credit. Similar products that do not offer bonus credits and have lower fees and charges may provide larger cash surrender values than this contract, depending on the level of the bonus credits in this contract and the performance of the contractowner’s chosen subaccounts. We encourage you to talk with your financial adviser and determine which annuity contract is most appropriate for you.

The Contracts – Death Benefits.  The definitions of the death benefits listed in The Contracts section of your prospectus are replaced with the following definitions. All other death benefit provisions remain the same.

Account Value Death Benefit. If you elect the Account Value Death Benefit contract option, we will pay a death benefit equal to the contract value on the valuation date the death benefit is approved for payment minus any bonus credits granted with respect to purchase payments received under the contracts by Lincoln Life within twelve months prior to the contractowner’s or annuitant’s date of death and any bonus credits granted with respect to purchase payments received under the contracts by Lincoln Life after the contractowner’s or annuitant’s date of death until such time as the death benefit claim is approved by us. Once you have selected this death benefit option, it cannot be changed. (Your contract may refer to this benefit as the Contract Value Death Benefit).

Guarantee of Principal Death Benefit. If you do not select a death benefit, the Guarantee of Principal Death benefit will apply to your contract. If the Guarantee of Principal Death Benefit is in effect, the death benefit will equal the greater of:
•
The contract value minus any bonus credits granted with respect to purchase payments received under the contracts by Lincoln Life within twelve months prior to the contractowner’s or annuitant’s date of death and any bonus credits granted with respect to purchase payments received under the contracts by Lincoln Life after the contractowner’s or annuitant’s date of death until such time as the death benefit claim is approved by us; or

•	The sum of all purchase payments decreased by withdrawals in the same proportion that withdrawals reduced the contract value.

In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the contract value may have a magnified effect on the reduction of the death benefit payable. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any.

For Contracts issued on or after June 6, 2005 (or later in some states), you may discontinue the Guarantee of Principal Death Benefit by completing the Death Benefit Discontinuance form and sending it to our Home Office. The benefit will be discontinued as of the valuation date we receive the request and the Account Value Death Benefit will apply. We will deduct the charge for the Account Value Death Benefit as of that date. See Charges and Other Deductions in your prospectus.

Enhanced Guaranteed Minimum Death Benefit (EGMDB).  If the EGMDB is in effect, the death benefit paid will be the greatest of:
•
The contract value as of the valuation date we approve the payment of the claim minus any bonus credits granted with respect to purchase payments received under the contracts by Lincoln Life within twelve months prior to the contractowner’s or annuitant’s date of death and any bonus credits granted with respect to purchase payments received under the contracts by Lincoln Life after the contractowner’s or annuitant’s date of death until such time as the death benefit claim is approved by us; or

•	The sum of all purchase payments decreased by withdrawals in the same proportion that withdrawals reduced the contract value; or
•
The highest contract value which the contract attains on any contract anniversary (including the inception date) (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the death of the contractowner, joint owner (if applicable) or annuitant for whom the death claim is approved for payment. The highest contract value is increased by purchase payments and bonus credits and is decreased by withdrawals subsequent to that anniversary date in the same proportion that withdrawals reduced the contract value and is decreased by any bonus credits granted with respect to purchase payments received under the contracts by Lincoln Life within twelve months prior to the contractowner’s or annuitant’s date of death and any bonus credits granted with respect to purchase payments received under the contracts by Lincoln Life after contractowner’s or annuitant’s date of death until such time as the death benefit claim is approved by us.

In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the contract value may have a magnified effect on the reduction of the death benefit payable.  All references to withdrawals include deductions for any applicable charges associated with that withdrawal (surrender charges for example) and premium taxes, if any.

The EGMDB is not available under contracts issued to a contractowner, or a joint owner or annuitant, who is age 80 or older at the time of issuance.

You may discontinue the EGMDB at any time by completing the Death Benefit Discontinuance form and sending it to our Home office.  The benefit will be discontinued as of the valuation date we receive the request, and the Guarantee of Principal Death Benefit will apply, or, if your contract was purchased on or after June 6, 2005 (or later in some states) you may instead choose the Account Value Death Benefit. We will deduct the applicable charge for the new death benefit as of that date. See Charges and Other Deductions in your prospectus.

Estate Enhancement Benefit Rider (EEB).  The amount of death benefit payable under this Rider is the greatest of the following amounts:
•
The contract value as of the valuation date we approve the payment of the claim minus any bonus credits granted with respect to purchase payments received under the contracts by Lincoln Life within twelve months prior to the contractowner’s or annuitant’s date of death and any bonus credits granted with respect to purchase payments received under the contracts by Lincoln Life after the contractowner’s or annuitant’s date of death until such time as the death benefit claim is approved by us; or

•	The sum of all purchase payments decreased by withdrawals in the same proportion that withdrawals reduced the contract value; or
•
The highest contract value on any contract anniversary (including the inception date) (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased contractowner, joint owner (if applicable) or annuitant for whom the death claim is approved for payment.  The highest contract value is increased by purchase payments and bonus credits and is decreased by withdrawals subsequent to that anniversary date in the same proportion that withdrawals reduced the contract value and is decreased by any bonus credits granted with respect to purchase payments received under the contracts by Lincoln Life within twelve months prior to the contractowner’s or annuitant’s date of death and any bonus credits granted with respect to purchase payments received under the contracts by Lincoln Life after the contractowner’s or annuitant’s date of death until such time as the death benefit claim is approved by us; or

•
The current contract value as of the valuation date we approve the payment of the claim  minus any bonus credits granted with respect to purchase payments received under the contracts by Lincoln Life within twelve months prior to the contractowner’s or annuitant’s date of death and any bonus credits granted with respect to purchase payments received under the contracts by Lincoln Life after the contractowner’s or annuitant’s date of death until such time as the death benefit claim is approved by us, plus an amount equal to the Enhancement Rate times the lesser of:

o	(i) contract earnings; or
o	(ii) the covered earnings limit.

In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the contract value may have a magnified effect on the reduction of the death benefit payable.  All references to withdrawals include deductions for any applicable charges associated with that withdrawal (surrender charges for example) and premium taxes, if any.

The Enhancement Rate is based on the age of the oldest contractowner, joint owner (if applicable), or annuitant on the date when the Rider becomes effective. If the oldest is under age 70, the rate is 40%. If the oldest is age 70 to 75, the rate is 25%. The EEB Rider is not available if the oldest contractowner, joint owner (if applicable), or annuitant is age 76 or older at the time the Rider would become effective.

Contract earnings equal:
•	the contract value as of the date of death of the individual for whom a death claim is approved by us for payment; minus
•
each purchase payment that is made to the contract on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment and any bonus credits granted with respect to purchase payments received within twelve months prior to the contractowner’s or annuitant’s date of death and any bonus credits granted with respect to purchase payments received after the contractowner’s or annuitant’s date of death until such time as the death benefit claim is approved by us; plus

•
any contractual basis that has previously been withdrawn which is the amount by which each withdrawal made on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for  payment, exceeded the contract earnings immediately prior to the withdrawal.

The previously withdrawn contractual basis associated with each withdrawal made on or after the effective date of the rider is an amount equal to the greater of $0 and (A), where:
•	(A) is the amount of the withdrawal minus the greater of $0 and (B); where
•	(B) is the result of [(i) – (ii)]; where
•	(i) is the contract value immediately prior to the withdrawal; and
•	(ii) is the amount of purchase payments made into the contract prior to the withdrawal.

The covered earnings limit equals 200% of:
•
each purchase payment that is made to the contract on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, and prior to the contract anniversary immediately preceding the 76th birthday of the oldest of the contractowner, joint owner (if applicable) or annuitant; minus

•
any contractual basis that has previously been withdrawn which is the amount by which each withdrawal made on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.

The previously withdrawn contractual basis associated with each withdrawal made on or after the effective date of the rider is an amount equal to the greater of $0 and (A), where:
•	(A) is the amount of the withdrawal minus the greater of $0 and (B); where
•	(B) is the result of [(i) – (ii)]; where
o	(i) is the contract value immediately prior to the withdrawal; and
o	(ii) is the amount of purchase payments made into the contract prior to the withdrawal.

The EEB Rider may not be available in all states. Please check with your investment representative regarding availability of this rider. Contracts purchased after the Rider becomes available in your state may only elect the Rider at the time of purchase.

The EEB Rider may not be terminated unless you surrender the contract or the contract is in the annuity payout period.

Recapture from Death Benefit Examples

Account Value death benefit example. The following example shows how the death benefit under the Account Value death benefit would be calculated where an initial purchase payment of $100,000 on 1/1/08 by a 65 year old contractowner qualifies for a $4,000 bonus credit:

1/1/08 Contract value (Initial purchase payment plus $4,000 bonus credit):	$104,000
12/1/08 Date of death Contract Value as of date of death:	$137,000
12/28/08 Contract value on valuation date death claim payment is approved:	$140,000

The contract value as of the valuation date we approve the payment of the claim minus any bonus credits granted within twelve months prior to the contractowner’s or annuitant’s date of death which equals $136,000 ($140,000 - $4,000)

The death benefit equals $136,000.

EGMDB death benefit example. The following example shows how the death benefit under the EGMDB would be calculated where an initial purchase payment of $100,000 on 1/1/08 by a 65 year old contractowner qualifies for a $4,000 bonus credit:

1/1/08 Contract value (Initial purchase payment plus $4,000 bonus credit):	$104,000
6/1/08 Withdrawal of $10,000 when contract value immediately prior to withdrawal is $107,000
12/1/08 Date of death - contract value as of date of death:	$137,000
12/28/08 Contract value on valuation date death claim payment is approved:	$140,000

The death benefit is the greatest of the following calculations:

The contract value as of the valuation date we approve the payment of the claim minus any bonus credits granted within twelve months prior to the contractowner’s or annuitant’s date of death which equals $136,000 ($140,000 - $4,000); or

The sum of all purchase payments decreased by withdrawals in the same proportion that withdrawals reduced the contract value is $90,655. The $10,000 withdrawal reduced the contract value by 9.345% ($10,000/$107,000). The sum of all purchase payments is reduced 9.345% [$100,000 - $9,345 ($100,000 x 9.345%) = $90,655; or

The highest contract value $104,000 (the contract value on the inception date since there has not been a contract anniversary) decreased by the bonus credit $4,000 and the withdrawal in the same proportion that the withdrawal reduced the contract value. ($104,000 - $4,000) - $9,345 = $90,655.

The death benefit equals $136,000 which is the greatest amount calculated under the EGMDB.

EEB death benefit example. The following example shows how the death benefit under the EEB rider would be calculated where an initial purchase payment of $100,000 on 1/1/08 by a 65 year old contractowner qualifies for a $4,000 bonus credit:

1/1/08 Contract value (Initial purchase payment plus $4,000 bonus credit):	$104,000
6/1/08 Withdrawal of $10,000 when contract value immediately prior to withdrawal is $107,000
6/1/08 Contract earnings immediately prior to withdrawal ($107,000 contract value - $100,000 purchase payment)	$ 7,000
6/1/08 Amount that withdrawal exceeds contract earnings immediately prior to withdrawal ($10,000 withdrawal - $7,000 contract earnings):	$ 3,000
12/1/08 Date of death - contract value as of date of death:	$137,000
12/28/08 Contract value on valuation date death claim payment is approved:	$140,000

The death benefit is the greatest of the following calculations:

The contract value as of the valuation date we approve the payment of the claim minus any bonus credits granted within twelve months prior to the contractowner’s or annuitant’s date of death which equals $136,000 ($140,000 - $4,000); or The sum of all purchase payments decreased by withdrawals in the same proportion that withdrawals reduced the contract value is $90,655. The $10,000 withdrawal reduced the contract value by 9.345% ($10,000/$107,000). The sum of all purchase payments is reduced 9.345% [$100,000 - $9,345 ($100,000 x 9.345%) = $90,655; or
•
The highest contract value $104,000 (the contract value on the inception date since there has not been a contract anniversary) decreased by the bonus credit $4,000 and the withdrawal in the same proportion that the withdrawal reduced the contract value. ($104,000 - $4,000) - $9,345 = $90,655; or

•
The current contract value as of the valuation date we approve the payment of the claim minus the bonus credit, plus an amount equal to the Enhancement Rate times the lesser of contract earnings or the covered earnings limit:

•	Current contract value on valuation date death benefit payment approved minus bonus credit is $136,000 ($140,000 - $4,000); plus
•	Enhancement Rate times lesser of:
o
Contract earnings which is contract value on date of death ($137,000)  minus purchase payment ($1000,000) minus bonus credit ($4,000) plus amount that withdrawals exceeded contract earnings ($3,000)  = $36,000; or

o	Covered earnings limit which is purchase payment ($100,000) minus amount that withdrawals exceeded contract earnings ($3,000) times 200% = $194,000.
•	The Enhancement rate of 40% is multiplied by the lesser contract earnings amount of $36,000 and is added to the adjusted contract value [(40% x $36,000) + $136,000 = $150,400].

The death benefit equals $150,400 which is the greatest amount calculated under the EEB death benefit.

Following is an example of how the i4LIFE® Advantage Account Value death benefit will be affected by bonus credits recapture when death occurs after annuity payments start:

1/1/09 Initial purchase payment into the contract:	$ 50,000
Qualifies for 4% initial bonus credit:	$ 2,000
1/1/09 Contract value after adding initial bonus credit ($50,000 + $2,000):	$ 52,000
1/1/11 Contract value:	$ 75,000
1/1/11 Election of i4LIFE® Advantage with Account Value Death Benefit option and subsequent purchase payment of $100,00 qualifies for a 4% subsequent bonus credit (4% x $100,000):	$ 4,000
1/1/11 i4LIFE® Advantage Account Value* is equal to the sum of Account Value plus subsequent purchase payment plus subsequent bonus credit ($75,000 + $100,000 + $4,000):	$179,000
9/1/11 Date of Death
10/1/11 Death claim received and approved
Account Value on the valuation date the death benefit is processed:	$200,000
Account Value adjusted for bonus credit Recapture of ($200,000 - $4,000):	$196,000

Death Benefit paid equals $196,000.

* The initial Account Value is the contract value on the valuation date that i4LIFE® Advantage is effective, less any applicable premium taxes. During the Access Period the Account Value equals the initial Account Value plus investment gains minus losses, regular income payments and withdrawals.

Please keep this Supplement for future reference.

Exhibit A

Lincoln Life variable annuity contracts eligible for inclusion in Owner’s Investment

The American Legacy
American Legacy II
American Legacy III
American Legacy III C Share
American Legacy III Plus
American Legacy III View
American Legacy Shareholder’s Advantage
American Legacy Design

Lincoln ChoicePlus
Lincoln ChoicePlus Access
Lincoln ChoicePlus Bonus
Lincoln ChoicePlus II
Lincoln ChoicePlus II Access
Lincoln ChoicePlus II Bonus
Lincoln ChoicePlus II Advance
Lincoln ChoicePlus Assurance (A Share)
Lincoln ChoicePlus Assurance (A Class)
Lincoln ChoicePlus Assurance (B Share)
Lincoln ChoicePlus Assurance (B Class)
Lincoln ChoicePlus Assurance (C Share)
Lincoln ChoicePlus Assurance (L Share)
Lincoln ChoicePlus Assurance (Bonus)
Lincoln ChoicePlus Design

Multi-Fund®
Multi-Fund® 5

PART A

The prospectuses for the ChoicePlus Bonus, ChoicePlus II Bonus and ChoicePlus Assurance (Bonus) variable annuity contracts, as supplemented, are incorporated herein by reference to Post-Effective Amendment No. 40 (File No. 333-36304) filed on April 15, 2009, and to the definitive 497 filing as filed on May 4, 2009.

Supplement to the prospectuses for the ChoicePlus Bonus, ChoicePlus II Bonus and ChoicePlus Assurance (Bonus) variable annuity contracts are incorporated herein by reference to 497 filing as filed on May 5, 2009.

Supplements to the prospectuses for the ChoicePlus Bonus, ChoicePlus II Bonus and ChoicePlus Assurance (Bonus) variable annuity contracts are incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 333-36304) as filed on June 22, 2009.

Supplement to the prospectuses for the ChoicePlus Bonus, ChoicePlus II Bonus and ChoicePlus Assurance (Bonus) variable annuity contracts are incorporated herein by reference to Post-Effective Amendment No. 45 (File No. 333-36304) filed on October 2, 2009.

Supplement to the prospectuses for the ChoicePlus Bonus, ChoicePlus II Bonus and ChoicePlus Assurance (Bonus) variable annuity contracts are incorporated herein by reference to Post-Effective Amendment No. 47 (File No. 333-36304) filed on December 7, 2009.

PART B

The Statements of Additional Information for the ChoicePlus Bonus, ChoicePlus II Bonus and ChoicePlus Assurance (Bonus) variable annuity contracts are incorporated herein by reference Post-Effective Amendment No. 40 (File No. 333-36304) filed on April 15, 2009, and to the definitive 497 filing as filed on May 4, 2009.

Supplement to the Statements of Additional Information for the ChoicePlus Bonus, ChoicePlus II Bonus and ChoicePlus Assurance (Bonus) variable annuity contracts are incorporated herein by reference Post-Effective Amendment No. 41 (File No. 333-36304) filed on June 22, 2009.

Lincoln Life Variable Annuity Account N

PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) List of Financial Statements

1. Part A
The Table of Condensed Financial Information is included in Part A of this Registration Statement. (To Be Filed by Amendment)

2. Part B
The following financial statements for the Variable Account are included in Part B of this Registration Statement: (To Be Filed by Amendment)

Statement of Assets and Liabilities - December 31, 2008
Statement of Operations - Year ended December 31, 2008
Statements of Changes in Net Assets - Years ended December 31, 2008 and 2007
Notes to Financial Statements - December 31, 2008
Report of Independent Registered Public Accounting Firm

3. Part B
The following consolidated financial statements for the The Lincoln National Life Insurance Company are included in Part B of this Registration Statement: (To Be Filed by Amendment)

Consolidated Balance Sheets - Years ended December 31, 2008 and 2007
Consolidated Statements of Income - Years ended December 31, 2008, 2007, and 2006
Consolidated Statements of Shareholder's Equity - Years ended December 31, 2008, 2007, and 2006
Consolidated Statements of Cash Flows - Years ended December 31, 2008, 2007, and 2006
Notes to Consolidated Financial Statements - December 31, 2008
Report of Independent Registered Public Accounting Firm

(b)	List of Exhibits

(1)
Resolutions of the Board of Directors of The Lincoln National Life Insurance Company establishing Separate Account N incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-40937) filed on November 25, 1997.

(2)	None

(3)	(a) Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

	(b)	Amendment to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333- 40937) filed on April 29, 1999.

	(c)	Amendment to Schedule A of Selling Group Agreement dated February 14, 2000 incorporated herein by reference to Post- Effective Amendment No. 5 (File No. 333-40937) filed on April 19, 2000.

	(d)	Selling Group Agreement for ChoicePlus Assurance incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-36304) filed on April 13, 2004.

	(e)	ChoicePlus Selling Agreement for Affiliates incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-36304) filed on April 13, 2004.

(f)
Principal Underwriting Agreement between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

(4)	(a) ChoicePlus Bonus Variable Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-36304) filed on April 11, 2002.

	(b)	ChoicePlus Bonus Estate Enhancement Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-40937) filed on April 12, 2001.

(c)	ChoicePlus Bonus and ChoicePlus II Bonus Income4Life Solution (IRA) Rider incorporated herein by reference to Post- Effective Amendment No. 4 (File No. 333-36304) filed on April 11, 2002.

(d)	ChoicePlus Bonus and ChoicePlus II Bonus Income4Life Solution (NQ) Rider incorporated herein by reference to Post- Effective Amendment No. 4 (File No. 333-36304) filed on April 11, 2002.

(e)	ChoicePlus II Bonus Annuity Contract (30070-B) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

(f)	ChoicePlus II Bonus Annuity Payment Option Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

(g)	ChoicePlus II Bonus Interest Adjusted Fixed Account Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

(h)	ChoicePlus II Bonus 1% Step-up Death Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

(i)	ChoicePlus II Bonus Estate Enhancement Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

(j)	ChoicePlus II Bonus 1% Estate Enhancement Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

(k)	ChoicePlus II Bonus Bonus Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

(l)	ChoicePlus II Bonus Persistency Credit Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

(m)	Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-36304) filed on October 11, 2002.

(n)	Accumulation Benefit Enhancement Rider (ABE) incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-36304) filed on April 11, 2002.

(o)	Estate Enhancement Benefit Rider with 5% Step-Up Death Benefit incorporated herein by reference to Post-Effective Amend- ment No. 4 (File No. 333-36304) filed on April 11, 2002.

(p)	Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333- 36304) filed on October 11, 2002.

(q)	28877-E IRA Rider incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

(r)	28877 IRA Rider incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

(s)	5305 IRA Rider incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

(t)	Contract Benefit Data (I4LA-CB 8/02) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333- 36304) filed on April 24, 2003.

(u)	Contract Benefit Data (I4LA-CB-PR) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333- 36304) filed on April 24, 2003.

(v)	Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333- 36304) filed on April 24, 2003.

(w)	Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

(x)	Variable Annuity Income Rider (I4LA-NQ 10/02) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

(y)	Variable Annuity Income Rider (I4LA-Q-PR) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

(z)	Variable Annuity Income Rider (I4LA-NQ-PR) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

(aa)	Variable Annuity Rider (32793) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

(bb)	ABE prorate Rider incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

(cc)	1% stepup and EEB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333- 36304) filed on April 24, 2003.

(dd)	EEB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

(ee)	1% stepup and DB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

(ff)	EGMDB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

(gg)	GOP prorate Rider incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

(hh)	Variable Annuity Income Rider (i4L-NQ-PR 8/03) incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-36304) filed on April 13, 2004.

(ii)	Variable Annuity Income Rider (i4L-NQ 8/03) incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-36304) filed on April 13, 2004.

(jj)	Variable Annuity Income Rider (i4L-Q-PR 8/03) incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-36304) filed on April 13, 2004.

(kk)	Variable Annuity Income Rider (i4L-Q 8/03) incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-36304) filed on April 13, 2004.

(ll)	Variable Annuity Rider (32793 HWM 4/04) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-35780) filed on June 9, 2004.

(mm)	Variable Annuity Income Rider (i4LA-NQ 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

(nn)	Variable Annuity Income Rider (i4LA-Q 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

(oo)	Variable Annuity Income Rider (i4LA-NQ-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

(pp)	Variable Annuity Income Rider (i4LA-Q-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

(qq)	Guaranteed Income Later Rider (4LATER 2/06) incorporated herein by reference to Post-Effective Amendment No. 23 ( File No. 333-36136) filed on April 4, 2006.

(rr)	Guaranteed Income Benefit Rider (GIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(ss)	Guaranteed Income Benefit Rider (IGIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(tt)	Contract Benefit Data (CBD 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333- 40937) filed on April 18, 2006.

(uu)	Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333- 40937) filed on April 18, 2006.

(vv)	Variable Annuity Payment Option Rider (I4LA-Q 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(ww)	Variable Annuity Payment Option Rider (I4LA-NQ 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(xx)	Variable Annuity Rider (32793 7/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333- 36304) filed on December 21, 2006.

	(yy)	Variable Annuity Payment Option Rider (I4LA-Q 1/07) incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-36304) filed on April 17, 2007.

	(zz)	Variable Annuity Death Benefit Rider (DB-3 1/06) incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-36304) filed on April 17, 2007.

	(aaa)	Variable Annuity Living Benefits Rider (AR-512 2/08) incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

	(bbb)	Variable Annuity Living Benefits Rider (AR 512 1/09) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

	(ccc)	Variable Annuity Living Benefits Rider (AR 512P 1/09) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

	(ddd)	Guaranteed Income Benefit Rider (AGIB 6/08) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

	(eee)	Section 403(b) Annuity Endorsement (32481-I-12/08) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

	(fff)	Bonus Rider (32146 4/08) incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-35780) filed on April 7, 2009.

	(ggg)	SmartIncome Rider and Amendment (AE 525 2/09) incorporated herein by reference to Post-Effective Amendment No. 38 (File No. 333-61554) filed on November 20, 2009.

(5)	(a) ChoicePlus Bonus Application incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-36304) filed on July 19, 2000.

	(b)	ChoicePlus II Bonus Application incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

	(c)	ChoicePlus Assurance (Bonus) Application (CPABB 1/08) incorporated herein by reference to Post-Effective Amendment No.29 (File No. 333-36304) filed on April 11, 2008.

(6)	(a) Articles of Incorporation of The Lincoln National Life Insurance Company incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-04999) filed on September 24, 1996.

	(b)	By-laws of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No.3 on Form N-6 (File No. 333-118478) filed on April 5, 2007.

(7)
(a) Automatic Indemnity Reinsurance Agreement Amended and Restated as of January 31, 2008 between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 333-68842) filed on April 4, 2008.

(b)
Automatic Reinsurance Agreement effective July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 138190) filed on April 8, 2008.

(8)	(a) Fund Participation Agreements and Amendments between The Lincoln National Life Insurance Company and:

	(i)	AIM Variable Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

	(ii)	DWS Investments VIT Funds incorporated herein by reference to Post-Effective Amendment No. 21 (File No. 333-68842) filed on April 3, 2009.

	(iii)	Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333- 139960) filed on April 1, 2008.

	(iv)	American Century Variable Products incorporated herein by reference to Post-Effective Amendment No. 21 (File No. 333-68842) filed on April 3, 2009.

	(v)	Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 21 (File No. 333-68842) filed on April 3, 2009.

	(vi)	Fidelity Variable Insurance Products Fund incorporated herein by reference to Post-Effective Amendment No.1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

	(vii)	MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

	(viii)	American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333- 63505) filed on April 3, 2009.

	(ix)	AllianceBernstein Variable Products Series Fund incorporated herein by reference to Post-Effective Amendment No. 21 (File No. 333-68842) filed on April 3, 2009.

	(x)	Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 21 (File 333-68842) filed on April 3, 2009.

	(xi)	Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

	(xii)	Putnam Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

	(xiii)	Janus Aspen Series incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333- 139960) filed on April 1, 2008.

	(xiv)	DWS Variable Series II (f/k/a Scudder/Kemper Investments) incorporated herein by reference to Pre-Effective Amend- ment No. 1 (File No. 333-40937) filed on September 3, 1998.

	(xv)	BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-68842) filed on June 22, 2009.

	(xvi)	PIMCO Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

(b)	Rule 22c-2 Agreements between The Lincoln National Life Insurance Company and:

	(i)	AIM Variable Insurance Funds incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333- 36304) filed on May 29, 2008.

	(ii)	American Century Investments Variable Products incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 333-61554) filed on March 16, 2009.

	(iii)	American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333- 36304) filed on May 29, 2008.

	(iv)	BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-68842) filed on June 22, 2009.

	(v)	Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 333-61554) filed on March 16, 2009.

	(vi)	Fidelity Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

	(vii)	Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

	(viii)	Janus Aspen Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

	(ix)	Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

	(x)	MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333- 36304) filed on May 29, 2008.

	(xi)	Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

	(xii)	Putnam Variable Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(c)
Accounting and Financial Administration Services Agreement among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York is incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.

(9)
(a) Opinion and Consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to the legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-36304) filed on July 19, 2000.

(b)
Opinion and Consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to legality of securi- ties being issued incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-36304) filed on June 8, 2001.

(c)
Opinion and Consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to legality of securi- ties being issued incorporated herein by reference to Post-Effective No. 8 (File No. 333-36304) filed on April 24, 2003.

(10)	(a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm (To Be Filed by Amendment)

(b) Power of Attorney - Principal Officers and Directors of The Lincoln National Life Insurance Company

(11)	Not applicable

(12)	Not applicable

(13)	Organizational Chart of the Lincoln National Insurance Holding Company System incorporated herein by reference to Post- Effective Amendment No. 12 (File No. 333-138190) filed on November 9, 2009.

Item 25. Directors and Officers of the Depositor

The following list contains the officers and directors of The Lincoln National Life Insurance Company who are engaged directly or indirectly in activities relating to Lincoln Life Variable Annuity Account N as well as the contracts. The list also shows The Lincoln National Life Insurance Company's executive officers.

Name	Positions and Offices with Depositor
Dennis R. Glass**	President and Director
Chuck C. Cornelio**	Executive Vice President, Chief Administrative Officer
Frederick J. Crawford**	Executive Vice President, Chief Financial Officer and Director
Larry A. Samplatsky***	Vice President and Chief Compliance Officer
Mark E. Konen****	Senior Vice President and Director
See Yeng Quek*****	Senior Vice President, Chief Investment Officer and Director
Keith J. Ryan*	Vice President and Director
Dennis L. Schoff**	Senior Vice President and General Counsel
Charles A. Brawley, III**	Vice President and Secretary
Rise' C.M. Taylor*	Vice President and Treasurer

*Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802
**Principal business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
***Principal business address is 350 Church Street, Hartford, CT 06103
****Principal business address is 100 North Greene Street, Greensboro, NC 27401
*****Principal business address is One Commerce Square, 2005 Market Street, 39th Floor, Philadelphia, PA 19103-3682

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
See Exhibit 13: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27. Number of Contractowners

As of November 30, 2009 there were 144,033 contract owners under Account N.

Item 28. Indemnification
(a)	Brief description of indemnification provisions.

In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit no. 6(b) hereto) for the full text of the indemnification provi- sions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

(b)	Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a)
Lincoln Financial Distributors, Inc. ("LFD") currently serves as Principal Underwriter for: Lincoln National Variable Annuity Fund A (Group & Individual); Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y.

(b)	Officers and Directors of Lincoln Financial Distributors, Inc.:
Name	Positions and Offices with Underwriter
Wilford H. Fuller*	President, Chief Executive Officer and Director
David M. Kittredge*	Senior Vice President
Anant Bhalla*	Vice President and Treasurer
Patrick J. Caulfield**	Vice President and Chief Compliance Officer
Joel Schwartz*	Vice President and Director
James Ryan*	Vice President and Director
Keith J. Ryan***	Vice President and Chief Financial Officer
Patricia A. Insley*	Director
Thomas O'Neill*	Director
Linda E. Woodward***	Secretary

*Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
**Principal Business address is 350 Church Street, Hartford, CT 06103
***Principal Business address is 1300 S. Clinton Street, Ft. Wayne, IN 46802
(c) N/A

Item 30. Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, PA 15258.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

(a)
Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)
Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)
Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

(d)
Lincoln Life hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

(e)
Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

SIGNATURES

a)
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment No. 48 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 10th day of December, 2009.

Lincoln Life Variable Annuity Account N (Registrant)
Lincoln ChoicePlus Bonus, Lincoln ChoicePlus II Bonus, and
Lincoln ChoicePlus Assurance (Bonus)
By:	/s/ Delson R. Campbell
Delson R. Campbell
Assistant Vice President, The Lincoln National Life Insurance Company
(Title)
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Depositor)
By:	/s/ Brian A. Kroll
Brian A. Kroll
(Signature-Officer of Depositor)
Vice President, The Lincoln National Life Insurance Company
(Title)

(b)	As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on December 10, 2009.
Signature	Title
*	President and Director (Principal Executive Officer)
Dennis R. Glass
*	Executive Vice President, Chief Financial Officer and Director
Frederick J. Crawford	(Principal Financial Officer)
*	Executive Vice President and Chief Adminstrative Officer
Charles C. Cornelio
*	Senior Vice President and Director
Mark E. Konen
*	Senior Vice President, Chief Investment Officer and Director
See Yeng Quek
*	Vice President and Director
Keith J. Ryan

*By:/s/ Delson R. Campbell	Pursuant to a Power of Attorney
Delson R. Campbell